Unaudited Condensed Consolidated Interim Statements of Changes In Equity (Deficit), Net - MXN ($) $ in Thousands	Total	Increase in Certificates of Contribution "A" [member]	Adjusted Balance [member]	Cumulative currency translation effect [member] Adjusted Balance [member]	Actuarial (losses) gains on employee benefits effect [member] Adjusted Balance [member]	Certificates of Contribution "A" [member]	Certificates of Contribution "A" [member] Increase in Certificates of Contribution "A" [member]	Certificates of Contribution "A" [member] Adjusted Balance [member]	Mexican Government contributions [member]	Mexican Government contributions [member] Adjusted Balance [member]	Legal reserve [member]	Legal reserve [member] Adjusted Balance [member]	Accumulated other comprehensive income (loss) [member] Cumulative currency translation effect [member]	Accumulated other comprehensive income (loss) [member] Actuarial (losses) gains on employee benefits effect [member]	Accumulated deficit [member]	Accumulated deficit [member] Adjusted Balance [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Non-controlling interests [member] Adjusted Balance [member]
Beginning balance (From prior years [member]) at Dec. 31, 2019															$ (1,933,106,785)
Beginning balance at Dec. 31, 2019	$ (1,931,409,302)					$ 478,675,447			$ 43,730,591		$ 1,002,130		$ 43,229,070	$ (283,307,660)	(281,490,302)		$ (1,931,267,509)	$ (141,793)
Statement [LineItems]
Transfer to accumulated deficit | From prior years [member]															(281,490,302)
Transfer to accumulated deficit															281,490,302
Increase in Certificates of Contribution "A"		$ 46,063,000					$ 46,063,000										46,063,000
Non-controlling divestment	783,748																	783,748
Total comprehensive income (loss)	(581,015,889)												25,714,955	(54,156)	(606,461,210)		(580,800,411)	(215,478)
Ending Balance (From prior years [member]) at Jun. 30, 2020																$ (2,214,597,087)
Ending Balance at Jun. 30, 2020	(2,531,377,503)		$ (2,465,578,443)	$ 68,944,025	$ (283,361,816)			$ 524,738,447		$ 43,730,591		$ 1,002,130				$ (606,461,210)	(2,466,004,920)		$ 426,477
Beginning balance (From prior years [member]) at Dec. 31, 2020															(2,214,597,087)
Beginning balance at Dec. 31, 2020	(2,404,727,030)					524,931,447			43,730,591		1,002,130		51,201,257	(302,486,247)	(508,878,813)		(2,405,096,722)	369,692
Statement [LineItems]
Transfer to accumulated deficit | From prior years [member]															(508,878,813)
Transfer to accumulated deficit															508,878,813
Increase in Certificates of Contribution "A"		$ 113,174,000					$ 113,174,000										113,174,000
Total comprehensive income (loss)	218,293,073												(250,476)	241,537,187	(22,885,349)		218,401,362	(108,289)
Ending Balance (From prior years [member]) at Jun. 30, 2021															(2,723,475,900)
Ending Balance at Jun. 30, 2021	$ (2,073,259,957)					$ 638,105,447			$ 43,730,591		$ 1,002,130		$ 50,950,781	$ (60,949,060)	$ (22,885,349)		$ (2,073,521,360)	$ 261,403